Schedule of Investments February 29, 2020 (unaudited)

Tortoise MLP & Energy Income Fund

	Principal Amount/Shares	Fair Value
Common Stock - 44.7% (1)
Britain Power - 1.0% (1)
Atlantica Yield plc	214,300	$6,195,413
Canadian Crude Oil Pipelines - 6.4% (1)
Enbridge Inc.	1,084,888	40,607,358
Canadian Natural Gas Pipelines - 4.8% (1)
TC Energy Corporation	586,125	30,683,644
United States Crude Oil Pipelines - 3.9% (1)
Plains GP Holdings L.P.	1,812,645	24,960,122
United States Gathering and Processing - 2.1% (1)
Targa Resources Corp.	410,859	13,311,831
United States Natural Gas Pipelines - 17.6% (1)
Cheniere Energy, Inc. (2)(3)	536,265	27,505,032
Kinder Morgan, Inc.	1,171,593	22,459,438
ONEOK, Inc.	509,549	33,997,109
The Williams Companies, Inc.	1,519,757	28,951,371
		112,912,950
United States Power - 5.1% (1)
Clearway Energy, Inc.	306,985	6,458,964
NextEra Energy Partners LP (2)	453,037	26,126,644
		32,585,608
United States Refining - 3.8% (1)
Marathon Petroleum Corporation (2)	264,410	12,538,322
Valero Energy Corporation (2)	178,875	11,850,469
		24,388,791
Total Common Stock
(Cost $321,411,642)		285,645,717

Corporate Bonds - 30.5%(1)
Canadian Natural Gas Pipelines - 3.0%(1)
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (4)	$19,950,000	18,811,154
Marshall Island Marine Transportation - 2.7%(1)
Teekay Corporation
9.250%, 11/15/2022 (4)	5,375,000	5,631,989
Teekay Offshore Partners LP / Teekay Offshore Finance Corp.
8.500%, 07/15/2023 (4)	11,550,000	11,339,617
		16,971,606
United States Gathering and Processing - 11.0%(1)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (4)	3,700,000	2,525,342
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.125%, 11/15/2022 (4)	14,025,000	12,847,181
EnLink Midstream, LLC
5.375%, 06/01/2029	12,155,000	10,516,536
EnLink Midstream Partners, LP
4.850%, 07/15/2026	13,700,000	11,762,443
Hess Midstream Operations LP
5.625%, 02/15/2026 (4)	8,750,000	8,748,622
5.125%, 06/15/2028 (4)	4,875,000	4,759,219
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.750%, 03/15/2024	4,475,000	4,570,138
6.500%, 07/15/2027	10,875,000	11,377,969
The Williams Companies, Inc.
3.750%, 06/15/2027	3,200,000	3,360,773
		70,468,223
United States Natural Gas Pipelines - 6.6%(1)
NGPL Pipeco LLC
4.875%, 08/15/2027 (4)	1,100,000	1,197,590
7.768%, 12/15/2037 (4)	16,250,000	21,391,852
ONEOK, Inc.
4.550%, 07/15/2028	6,125,000	6,865,206
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 03/01/2027 (4)	4,050,000	3,877,875
5.500%, 01/15/2028 (4)	9,875,000	8,813,659
		42,146,182
United States Oil & Gas Production - 1.1%(1)
Antero Resources Corp.
5.375%, 11/01/2021	8,300,000	6,956,894
United States Oilfield Services - 2.1%(1)
Archrock Partners LP / Archrock Partners Finance Corp.
6.000%, 10/01/2022	1,575,000	1,577,796
6.875%, 04/01/2027 (4)	11,725,000	11,935,962
		13,513,758
United States Refined Product Pipelines - 0.3%(1)
Buckeye Partners LP
4.500%, 03/01/2028	1,675,000	1,629,993
United States Refining - 3.7%(1)
PBF Holding Co. LLC / PBF Finance Corp.
7.250%, 06/15/2025	23,225,000	23,912,112
Total Corporate Bonds
(Cost $197,441,986)		194,409,922

Master Limited Partnerships - 23.6% (1)
United States Crude Oil Pipelines - 0.3% (1)
PBF Logistics LP	86,036	1,632,103
United States Gathering and Processing - 1.7% (1)
Noble Midstream Partners LP	704,234	10,809,992
United States Natural Gas Pipelines - 9.5% (1)
DCP Midstream, LP	556,222	8,671,501
Energy Transfer LP	2,382,112	26,393,801
Enterprise Products Partners, L.P.	1,097,740	25,621,252
		60,686,554
United States Refined Product Pipelines - 12.1% (1)
Magellan Midstream Partners, L.P.	462,000	25,202,100
MPLX LP	1,232,421	25,005,822
Phillips 66 Partners LP	496,720	27,006,666
		77,214,588
Total Master Limited Partnerships
(Cost $170,465,454)		150,343,237

Short-Term Investment - 1.6% (1)
United States Investment Company - 1.6% (1)
First American Government Obligations Fund, Class X, 1.49% (5)
(Cost $10,364,073)	10,364,073	10,364,073

Total Investments - 100.4% (1)
(Cost $699,683,155)		640,762,949
Other Liabilities in Excess of Assets, Net - (0.4%)(1)		(2,297,140)
Total Net Assets - 100.0%(1)		$638,465,809

(1)	Calculated as a percentage of net assets.
(2)	Security segregated as cover for open written option contracts.
(3)	Non-income producing security.
(4)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of February 29, 2020, the value of this investment was $111,880,062 or 17.5% of total net assets.

(5)	Rate indicated is the current yield as of February 29, 2020.

SCHEDULE OF WRITTEN OPTIONS
February 29, 2020

Description	Call/Put	Contracts Written	Expiration Date	Notional Amount	Exercise Price	Fair Value
Cheniere Energy, Inc.	Call	4,755	June 2020	($24,388,395)	$ 62.50	($442,215)
Marathon Petroleum Corporation	Call	2,644	July 2020	(12,537,848)	$ 67.50	(222,096)
NextEra Energy Partners LP	Call	2,990	July 2020	(17,243,330)	$ 65.00	(216,775)
Valero Energy Corporation	Call	1,788	May 2020	(11,845,500)	$ 95.00	(21,456)
						($902,542)

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Common Stock	$285,645,717	$-	$-	$285,645,717
Corporate Bonds	-	194,409,922	-	194,409,922
Master Limited Partnerships	150,343,237	-	-	150,343,237
Short-Term Investment	10,364,073	-	-	10,364,073
Total Investments	$446,353,027	$194,409,922	$-	$640,762,949

As of February 29, 2020, the Fund's Investments in other financial instruments* were classified as follows:

Written Call Options	$(902,542)	$-	$-	$(902,542)
Total Other Financial Instruments	$(902,542)	$-	$-	$(902,542)

*Other financial instruments are derivative instruments are reflected in the Schedule of Investments, such as futures and written options.

Refer to the Fund's Schedule of Investments for additional industry information.

Derivatives Transactions
The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure  to other risks, such as interest rate or currency risk.  The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Fund use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of February 29, 2020:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Written Options	Written option contracts, at fair value	$-	Written option contracts, at fair value	$(902,542)